Note 6 - Fully Benefit-Responsive Investment Contract - Schedule of Fully Benefit-Responsive Contract (Details) - EBP 20-3977125 001 [Member]	Dec. 31, 2025	Dec. 31, 2024
Based on actual earnings	1.55%	1.38%
Based on interest rate credited to participants	1.45%	1.45%